Deposits (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 60,245,700	¥ 54,819,050
Minimum
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen	¥ 10